UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Knighthead Capital Management, LLC

Address:   623 Fifth Avenue
           29th floor
           New York, NY 10022


Form 13F File Number: 028-14346


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Wagner
Title:  Managing Member
Phone:  (212) 356-2900

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas Wagner                  New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      410,636
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14351             Knighthead GP, LLC
----  --------------------  ----------------------------------------------------
2     028-14353             Thomas Wagner
----  --------------------  ----------------------------------------------------
3     028-14354             Ara Cohen
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP LTD             COM             02503Y103   44,142 4,458,760 SH       DEFINED    1,2,3    4,458,760      0    0
ASHLAND INC NEW              COM             044209104    4,332    75,000 SH       DEFINED    1,2,3        75000      0    0
CHEMTURA CORP                COM NEW         163893209   22,213 1,291,481 SH       DEFINED    1,2,3      1291481      0    0
ENERGY XXI (BERMUDA) LTD     USD UNRS SHS    G10082140   16,822   493,315 SH       DEFINED    1,2,3       493315      0    0
GAMESTOP CORP NEW            CL A            36467W109    4,166   185,000 SH       DEFINED    1,2,3       185000      0    0
GENERAL MTRS CO              COM             37045V100    3,103   100,000 SH       DEFINED    1,2,3       100000      0    0
GRAHAM PACKAGING CO INC      COM             384701108   19,163 1,099,399 SH       DEFINED    1,2,3      1099399      0    0
GRAPHIC PACKAGING HLDG CO    COM             388689101    8,380 1,546,195 SH       DEFINED    1,2,3      1546195      0    0
HEWLETT PACKARD CO           COM             428236103    9,995   243,950 SH       DEFINED    1,2,3       243950      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A            44930K108   10,227 3,830,194 SH       DEFINED    1,2,3      3830194      0    0
INGRAM MICRO INC             CL A            457153104    4,585   218,027 SH       DEFINED    1,2,3       218027      0    0
LINCOLN EDL SVCS CORP        COM             533535100    1,599   100,605 SH       DEFINED    1,2,3       100605      0    0
MERCER INTL INC              COM             588056101   18,392 1,357,367 SH       DEFINED    1,2,3      1357367      0    0
NAVISTAR INTL CORP NEW       COM             63934E108   25,131   362,488 SH       DEFINED    1,2,3       362488      0    0
NORDION INC                  COM             65563C105   16,601 1,404,467 SH       DEFINED    1,2,3      1404467      0    0
OCEANEERING INTL INC         COM             675232102    7,669    85,731 SH       DEFINED    1,2,3        85731      0    0
PLAINS EXPL& PRODTN CO       COM             726505100    1,087    30,000 SH       DEFINED    1,2,3        30000      0    0
RADIO ONE INC                CL D NON VTG    75040P405      986   505,683 SH       DEFINED    1,2,3       505683      0    0
SOLUTIA INC                  COM NEW         834376501   12,393   487,896 SH       DEFINED    1,2,3       487896      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100    8,468 1,825,000 SH       DEFINED    1,2,3      1825000      0    0
TEMPLE INLAND INC            COM             879868107   18,015   769,854 SH       DEFINED    1,2,3       769854      0    0
GENERAL MTRS CO              JR PFD CNV SRB  37045V209      241     5,000 SH       DEFINED    1,2,3         5000      0    0
SPDR S&P 500 ETF TR          TR UNIT         78462F103   92,757   700,000 SH  PUT  DEFINED    1,2,3       700000      0    0
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q  780097754    5,981   333,362 SH       DEFINED    1,2,3       333362      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S   780097739    7,843   447,916 SH       DEFINED    1,2,3       447916      0    0
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713   39,570 2,018,878 SH       DEFINED    1,2,3      2018878      0    0
SAVIENT PHARMACEUTICALS INC  NOTE 4.750% 2/0 80517QAA8    6,775     6,000 SH       DEFINED    1,2,3         6000      0    0
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